Shareholder Fees {- Fidelity Small Cap Value Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-11 | Fidelity Small Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none